Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	WYNN RESORTS, LIMITED
Entity Incorporation, State or Country Code	NV
Entity File Number	000-50028
Entity Tax Identification Number	46-0484987
Entity Address, Address Line One	3131 Las Vegas Boulevard South
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	702
Local Phone Number	770-7555
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	WYNN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001174922